Disposal of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Disposal of Subsidiaries [Line Items]
Equity interest	100.00%
Consideration received	$ 10,280,000
Percentage of discount	5.97%
Consideration payable	$ 2,000,000
Periodic payables	200,000
Carrying amount	1,635,936
Payment of first year	600,000
Payment of second year	600,000
Payment of third year	$ 800,000
Shenzhen Pengze Future Technology Co., Ltd [Member]
Disposal of Subsidiaries [Line Items]
Ownership percentage	100.00%
Share Purchase Agreement [Member]
Disposal of Subsidiaries [Line Items]
Consideration received	$ 200,000
Outstanding amount	1,800,000
Share Purchase Agreement [Member] | Juxing [Member]
Disposal of Subsidiaries [Line Items]
Consideration received	$ 2,000,000